SIGNIFICANT ACCOUNTING POLICIES - Change in method of accounting for capitalization of costs to obtain a contract as incurred (Details)
¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2023 USD ($)
ASSETS
Total assets	¥ 120,331,931		¥ 109,347,347		$ 16,948,398
Liabilities and shareholders' equity
Accumulated deficit	(5,672,916)		(11,405,850)		(799,014)
Total liabilities and shareholders' equity	120,331,931		109,347,347		$ 16,948,398
Sales and marketing expenses	6,654,178	$ 937,221	4,573,382	¥ 4,309,116
Total operating expenses	16,920,944	2,383,265	14,613,653	17,174,279
Net income (loss) attributable to KE Holdings Inc.'s ordinary shareholders	¥ 5,883,224	$ 828,636	¥ (1,386,074)	¥ (524,129)
Net income (loss) per share attributable to ordinary shareholders
- Basic (per share) | (per share)	¥ 1.67	$ 0.24	¥ (0.39)	¥ (0.15)
- Diluted (per share) | (per share)	¥ 1.63	$ 0.23	¥ (0.39)	¥ (0.15)
As computed under the practical expedient | Change in method of contract cost capitalization | Cumulative Effect, Period of Adoption, Adjustment
ASSETS
Prepayments, receivables, other current and non-current assets			¥ 4,059,390
Total assets			109,348,894
Liabilities and shareholders' equity
Accumulated deficit			(11,404,303)
Total liabilities and shareholders' equity			109,348,894
ASC 606 | Change in method of contract cost capitalization
ASSETS
Prepayments, receivables, other current and non-current assets			4,057,843
Total assets			109,347,347
Liabilities and shareholders' equity
Accumulated deficit			(11,405,850)
Total liabilities and shareholders' equity			109,347,347
Sales and marketing expenses			(4,573,382)
Total operating expenses			(14,613,653)
Net income (loss) attributable to KE Holdings Inc.'s ordinary shareholders			¥ (1,386,074)
Net income (loss) per share attributable to ordinary shareholders
- Basic (per share) | ¥ / shares			¥ (0.39)
- Diluted (per share) | ¥ / shares			¥ (0.39)
ASC 606 | As computed under the practical expedient | Change in method of contract cost capitalization
Liabilities and shareholders' equity
Sales and marketing expenses			¥ (4,571,835)
Total operating expenses			(14,612,106)
Net income (loss) attributable to KE Holdings Inc.'s ordinary shareholders			¥ (1,384,527)
Net income (loss) per share attributable to ordinary shareholders
- Basic (per share) | ¥ / shares			¥ (0.39)
- Diluted (per share) | ¥ / shares			¥ (0.39)
ASC 606 | Effect of change | Change in method of contract cost capitalization
ASSETS
Prepayments, receivables, other current and non-current assets			¥ (1,547)
Total assets			(1,547)
Liabilities and shareholders' equity
Accumulated deficit			(1,547)
Total liabilities and shareholders' equity			(1,547)
Sales and marketing expenses			(1,547)
Total operating expenses			(1,547)
Net income (loss) attributable to KE Holdings Inc.'s ordinary shareholders			¥ (1,547)